Retirement Benefit Obligations - Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	$ 423	$ 452
Prior service cost (benefit)	(17)	(21)
Net amounts recognized	406	431
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	(8)	(8)
Prior service cost (benefit)	(24)	(28)
Net amounts recognized	(32)	(36)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	116	118
Prior service cost (benefit)	0	0
Net amounts recognized	116	118
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses (gains)	315	342
Prior service cost (benefit)	7	7
Net amounts recognized	$ 322	$ 349